PARTICULARS OF SUBSIDIARIES OF THE COMPANY (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 THB (฿)	Dec. 31, 2025 AED (د.إ)	Dec. 31, 2025 PHP (₱)	Dec. 31, 2025 KHR (៛)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 THB (฿)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2024 KHR (៛)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 THB (฿)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2023 KHR (៛)	Dec. 31, 2022 USD ($)
GENERAL INFORMATION
Share capital of the Company	$ 3,000	$ 3,000	$ 3,000																																					$ 3,000
Singapore Super Hi Dining Pte. Ltd.
GENERAL INFORMATION
Share capital of the Company				$ 10,117,416												$ 10,117,416												$ 10,117,416
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao International Treasury Pte. Ltd.
GENERAL INFORMATION
Share capital of the Company				1,000,000												1,000,000												1,000,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Singapore Hiseries Pte. Ltd.
GENERAL INFORMATION
Share capital of the Company				3,000,000												3,000,000												3,000,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Singapore Hai Di Lao Dining Pte. Ltd.
GENERAL INFORMATION
Share capital of the Company				$ 3,000,000												$ 3,000,000												$ 3,000,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
HDL Management USA Corporation
GENERAL INFORMATION
Share capital of the Company	$ 5,970,005	$ 5,970,005	$ 5,970,005
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Catering (U.S.A.) Inc.
GENERAL INFORMATION
Share capital of the Company	$ 10,000	$ 10,000	$ 10,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Restaurant California Inc.
GENERAL INFORMATION
Share capital of the Company	$ 2,000,000	$ 2,000,000	$ 2,000,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Restaurant Group, Inc.
GENERAL INFORMATION
Share capital of the Company	$ 10,000	$ 10,000	$ 10,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Hot Pot Industry Inc.
GENERAL INFORMATION
Share capital of the Company	$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haute Hotpots Corporation
GENERAL INFORMATION
Share capital of the Company	$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Hot Pot Century City Inc.
GENERAL INFORMATION
Share capital of the Company	$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Hot Pot Fremont Inc.
GENERAL INFORMATION
Share capital of the Company	$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Hot Pot Seattle, Inc.
GENERAL INFORMATION
Share capital of the Company	$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Hot Pot Bellevue Inc.
GENERAL INFORMATION
Share capital of the Company	$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Hot Pot Houston Inc.
GENERAL INFORMATION
Share capital of the Company	$ 150,000	$ 150,000	$ 150,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Hot Pot Chicago Inc.
GENERAL INFORMATION
Share capital of the Company	$ 150,000	$ 150,000	$ 150,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Hot Pot Dallas Inc.
GENERAL INFORMATION
Share capital of the Company	$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Hot Pot Jersey City Inc.
GENERAL INFORMATION
Share capital of the Company	$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Hot Pot Daly City Inc.
GENERAL INFORMATION
Share capital of the Company	$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Hot Pot San Diego Inc.
GENERAL INFORMATION
Share capital of the Company	$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Hot Pot Las Vegas, Inc.
GENERAL INFORMATION
Share capital of the Company	$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Hotpot Arizona Inc.
GENERAL INFORMATION
Share capital of the Company | ¥					¥ 500,000												¥ 500,000												¥ 500,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Japan Co., Ltd.
GENERAL INFORMATION
Share capital of the Company | ₩						₩ 50,000,000												₩ 50,000,000												₩ 50,000,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Korea Co., Ltd.
GENERAL INFORMATION
Share capital of the Company							$ 6,285,740,000												$ 6,285,740,000												$ 6,285,740,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Hai Di Lao Sydney Proprietary Limited
GENERAL INFORMATION
Share capital of the Company							$ 3,500,001												$ 3,500,001												$ 3,500,001
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Hai Di Lao Melbourne Proprietary Limited
GENERAL INFORMATION
Share capital of the Company | £								£ 1												£ 1												£ 1
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
U.K. Haidilao Pte. Ltd.
GENERAL INFORMATION
Share capital of the Company | £								£ 500,000												£ 500,000												£ 500,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Hai Di Lao Canada Restaurants Group Ltd.
GENERAL INFORMATION
Share capital of the Company									$ 17,000,100												$ 17,000,100												$ 17,000,100
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Hai Di Lao Malaysia Sdn.Bhd.
GENERAL INFORMATION
Share capital of the Company | RM										RM 6,000,000												RM 6,000,000												RM 6,000,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao International Food Services Malaysia Sdn Bhd
GENERAL INFORMATION
Share capital of the Company | RM										RM 6,000,000												RM 6,000,000												RM 6,000,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Hai Di Lao Vietnam Holdings Company Limited
GENERAL INFORMATION
Share capital of the Company	$ 1,000,000	$ 1,000,000	$ 1,000,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
PT Haidilao Indonesia Restaurants
GENERAL INFORMATION
Share capital of the Company | Rp											Rp 35,000,000,000												Rp 35,000,000,000												Rp 35,000,000,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Hai Di Lao Proprietary (Thailand) Limited
GENERAL INFORMATION
Share capital of the Company | ฿												฿ 122,448,980												฿ 122,448,980												฿ 122,448,980
Proportion ownership interest and voting power held by the Company	98.97%	98.97%	98.97%
New Super Hi (Xi'an) Management Consulting Co., Ltd. (Note i)
GENERAL INFORMATION
Share capital of the Company	$ 7,000,000	$ 7,000,000	$ 7,000,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Hai Di Lao UAE Restaurant L.L.C
GENERAL INFORMATION
Share capital of the Company | د.إ													د.إ 300,000												د.إ 300,000												د.إ 300,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
HAIDILAO Philippines Restaurant Corporation
GENERAL INFORMATION
Share capital of the Company | ₱														₱ 25,000,000												₱ 25,000,000												₱ 25,000,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
HN&T
GENERAL INFORMATION
Proportion ownership interest and voting power held by the Company	80.00%	80.00%	80.00%
Hai Di Lao Huo Guo (Cambodia) Co., Ltd
GENERAL INFORMATION
Share capital of the Company | ៛															៛ 200,000,000												៛ 200,000,000												៛ 200,000,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%	100.00%
Haidilao Hot Pot MA Inc.
GENERAL INFORMATION
Share capital of the Company	$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%
Haidilao Hotpot GA Inc.
GENERAL INFORMATION
Share capital of the Company	$ 500,000	$ 500,000	$ 500,000
Proportion ownership interest and voting power held by the Company	100.00%	100.00%